Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity.
Schedule of treasury shares

(in number of shares)	December 31,	December 31,	December 31,
	2023	2022	2021
Free share award plans(1)	1,664,145	1,285,171	2,009,500
Liquidity contract	764,998	680,000	—
Total treasury shares	2,429,143	1,965,171	2,009,500

(1)	During the fiscal year 2021, Orange bought back and delivered treasury shares to the beneficiaries of the Together 2021 Employee Shareholding Plan. At the same time, Orange repurchased shares mainly under the Long-Term Incentive Plans (LTIP) (see Note 6.3).

Schedule of dividends paid

Full Year	Approved by	Description	Dividend	Payout date	Payment	Total
			per share		method	(in millions
			(in euro)			of euros)
2023	Board of Directors Meeting on July 25, 2023	2023 interim dividend	0.30	December 6, 2023	Cash	798
	Shareholders' Meeting on May 23, 2023	Balance for 2022	0.40	June 7, 2023	Cash	1,064
Total dividends paid in 2023						1,862
2022	Board of Directors Meeting on July 27, 2022	2022 interim dividend	0.30	December 7, 2022	Cash	797
	Shareholders' Meeting on May 19, 2022	Balance for 2021	0.40	June 9, 2022	Cash	1,063
Total dividends paid in 2022						1,861
2021	Board of Directors Meeting on July 28, 2021	2021 interim dividend	0.30	December 15, 2021	Cash	797
	Shareholders' Meeting on May 18, 2021	Balance for 2020	0.50	June 17, 2021	Cash	1,330
Total dividends paid in 2021						2,127
2020	Board of Directors Meeting on October 28, 2020	2020 interim dividend	0.40	December 9, 2020	Cash	1,064
	Shareholders' Meeting on May 19, 2020	Balance for 2019	0.20	June 4, 2020	Cash	532
Total dividends paid in 2020						1,595

Schedule of issues and purchases of subordinated notes

Issues and repurchases of subordinated notes are presented below:

Initial issue date	Initial	Initial	Initial	Rate	December	Issue	December	Issue	December	Residual
	nominal	nominal	currency		31, 2021	Redemption	31, 2022	Redemp	31, 2023	nominal
	value	value			(in millions	tion	(in millions	tion	(in millions	value
	(in millions	(in millions			of euros)		of euros)		of euros)	(in millions
	of currency)	of euros)								of euros)
2/7/2014	1,000	1,000	EUR	5.25%	1,000	—	1,000	(1,000)	—	—
10/1/2014	1,250	1,250	EUR	5.00%	1,250	—	1,250	—	1,250	1,250
10/1/2014	600	771	GBP	5.75%	547	(547)	—	—	—	—
4/15/2019	1,000	1,000	EUR	2.38%	1,000	—	1,000	—	1,000	1,000
9/19/2019	500	500	EUR	1.75%	500	—	500	—	500	500
10/15/2020	700	700	EUR	1.75%	700	—	700	—	700	700
5/11/2021	500	500	EUR	1.38%	500	—	500	—	500	500
4/18/2023	1,000	1,000	EUR	5.38%	—	—	—	1,000	1,000	1,000
Issues and purchases of subordinated notes					5,497	(547)	4,950	—	4,950

Schedule of remuneration of subordinated notes

The remuneration of subordinated notes is as follows:

					2023		2022		2021
	Initial nominal value	Initial nominal value	Initial
Initial issue date	(in millions of currency)	(in millions of euros)	currency	Rate	(in millions of currency)	(in millions of euros)	(in millions of currency)	(in millions of euros)	(in millions of currency)	(in millions of euros)
2/7/2014	1,000	1,000	EUR	5.25%	(71)	(71)	(53)	(53)	(53)	(53)
2/7/2014	650	782	GBP	5.88%	—	—	—	—	(32)	(36)
10/1/2014	1,000	1,000	EUR	4.00%	—	—	—	—	(3)	(3)
10/1/2014	1,250	1,250	EUR	5.00%	(63)	(63)	(63)	(63)	(63)	(63)
10/1/2014	600	771	GBP	5.75%	—	-	(41)	(49)	(33)	(38)
4/15/2019	1,000	1,000	EUR	2.38%	(24)	(24)	(24)	(24)	(24)	(24)
9/19/2019	500	500	EUR	1.75%	(9)	(9)	(9)	(9)	(9)	(9)
10/15/2020	700	700	EUR	1.75%	(12)	(12)	(12)	(12)	(12)	(12)
5/11/2021	500	500	EUR	1.38%	(7)	(7)	(7)	(7)	—	—
4/18/2023	1,000	1,000	EUR	5.38%	—	—	—	—	—	—
Subordinated notes remuneration classified in equity						(185)		(215)		(238)
Coupons on subordinated notes reclassified as short-term borrowings						8		2		—
Subordinated notes remuneration paid						(177)		(213)		(238)

Schedule of translation adjustment

(in millions of euros)	2023	2022	2021
Gain (loss) recognized in other comprehensive income during the period	(29)	(370)	196
Reclassification to net income for the period	1	(4)	4
Total translation adjustments in the consolidated statement of comprehensive income	(28)	(374)	200

(in millions of euros)	December 31, 2023	December 31, 2022	December 31, 2021
Polish zloty	799	603	645
Egyptian pound(1)	(872)	(730)	(444)
Slovak Koruna	220	220	220
Leone	(244)	(217)	(150)
Other	(190)	(134)	(155)
Total translation adjustments	(286)	(258)	116
o/w share attributable to the owners of the parent company	(526)	(455)	(96)
o/w share attributable to non-controlling interests	240	198	211

(1)	Includes the effects of the devaluation of the Egyptian pound in the 2022 and 2023 fiscal years.

Schedule of non-controlling interests

(in millions of euros)	2023	2022	2021
Credit part of net income attributable to non-controlling interests (a)	518	509	577
o/w Sonatel and its subsidiaries	320	269	243
o/w Orange Polska and its subsidiaries	73	94	222
o/w Orange Côte d'Ivoire and its subsidiaries	48	50	53
o/w Médi Telecom and its subsidiaries	33	33	19
o/w Jordan Telecom and its subsidiaries	28	29	16
o/w Orange Belgium and its subsidiaries	—	20	12
Debit part of net income attributable to non-controlling interests (b)	(67)	(38)	(33)
o/w Orange Romania and its subsidiaries	(48)	(33)	—
o/w Orange Belgium and its subsidiaries	(15)	—	—
o/w Orange Bank and its subsidiaries	—	—	(22)
Total part of net income attributable to non-controlling interests (a) + (b)	451	471	545
Credit part of comprehensive income attributable to non-controlling interests (a)	540	524	612
o/w Sonatel and its subsidiaries	307	263	263
o/w Orange Polska and its subsidiaries	114	114	215
o/w Orange Côte d'Ivoire and its subsidiaries	47	52	55
o/w Médi Telecom and its subsidiaries	36	24	23
o/w Jordan Telecom and its subsidiaries	21	39	27
o/w Orange Belgium and its subsidiaries	—	19	13
Debit part of comprehensive income attributable to non-controlling interests (b)	(70)	(37)	(31)
o/w Orange Romania and its subsidiaries	(51)	(31)	—
o/w Orange Belgium and its subsidiaries	(16)	—	—
o/w Orange Bank and its subsidiaries	—	—	(22)
Total part of comprehensive income attributable to non-controlling interests (a) + (b)	470	487	580

(in millions of euros)	2023	2022	2021
Dividends paid to non-controlling interests	381	328	218
o/w Sonatel and its subsidiaries	208	185	166
o/w Orange Côte d'Ivoire and its subsidiaries	53	51	29
o/w Orange Polska and its subsidiaries	50	35	—
o/w Médi Telecom and its subsidiaries	34	33	—
o/w Jordan Telecom and its subsidiaries	25	18	11
o/w Orange Belgium and its subsidiaries	—	—	7

(in millions of euros)	December 31,	December 31,	December 31,
	2023	2022	2021
Credit part of equity attributable to non-controlling interests (a)	3,285	3,183	3,030
o/w Orange Polska and its subsidiaries	1,313	1,250	1,170
o/w Sonatel and its subsidiaries	1,008	907	826
o/w Orange Côte d'Ivoire and its subsidiaries	247	253	257
o/w Jordan Telecom and its subsidiaries	189	193	171
o/w Orange Romania and its subsidiaries	163	217	267
o/w Orange Belgium and its subsidiaries	149	155	138
o/w Médi Telecom and its subsidiaries	142	140	148
Debit part of equity attributable to non-controlling interests (b)	(11)	(11)	(10)
Total equity attributable to non-controlling interests (a) + (b)	3,274	3,172	3,020

Schedule of earnings per share

(in millions of euros)	2023	2022	2021
Net income - basic	2,440	2,146	233
Effect of subordinated notes	(175)	(200)	(225)
Net income attributable to the owners of the parent company - basic (adjusted)	2,265	1,946	8
Impact of dilutive instruments on net income:
TDIRA	—	12	—
Net income attributable to the owners of the parent company - diluted	2,265	1,957	8

Number of shares

The weighted average number of shares used to calculate the basic and diluted earnings per share is presented below:

(number of shares)	2023	2022	2021
Weighted average number of ordinary shares outstanding	2,659,184,216	2,658,328,369	2,656,981,542
Impact of dilutive instruments on number of ordinary shares:
TDIRA	—	27,269,551	—
Free share award plans (LTIP)	1,336,982	1,233,198	776,743
Weighted average number of shares outstanding - diluted	2,660,521,198	2,686,831,119	2,657,758,285

The average market price of the Orange share is higher than the fair value adopted under the free share award plans for all periods presented (see Note 6.3). The number of shares corresponding to this difference was thus dilutive at the reporting date of the periods presented.

At December 31, 2023 (as at December 31, 2021), the TDIRAs are not included in the calculation of diluted net earnings per share since they are anti-dilutive.

Earnings per share

(in euros)	2023	2022	2021
Earning per share - basic	0.85	0.73	—
Earning per share - diluted	0.85	0.73	—